Expense Example	Prospectus #1 Eaton Vance Government Opportunities Fund Class A 1 Year	Prospectus #1 Eaton Vance Government Opportunities Fund Class A 3 Years	Prospectus #1 Eaton Vance Government Opportunities Fund Class A 5 Years	Prospectus #1 Eaton Vance Government Opportunities Fund Class A 10 Years	Prospectus #1 Eaton Vance Government Opportunities Fund Class C 1 Year	Prospectus #1 Eaton Vance Government Opportunities Fund Class C 3 Years	Prospectus #1 Eaton Vance Government Opportunities Fund Class C 5 Years	Prospectus #1 Eaton Vance Government Opportunities Fund Class C 10 Years	Prospectus #1 Eaton Vance Government Opportunities Fund Class I 1 Year	Prospectus #1 Eaton Vance Government Opportunities Fund Class I 3 Years	Prospectus #1 Eaton Vance Government Opportunities Fund Class I 5 Years	Prospectus #1 Eaton Vance Government Opportunities Fund Class I 10 Years	Prospectus #1 Eaton Vance Government Opportunities Fund Class R 1 Year	Prospectus #1 Eaton Vance Government Opportunities Fund Class R 3 Years	Prospectus #1 Eaton Vance Government Opportunities Fund Class R 5 Years	Prospectus #1 Eaton Vance Government Opportunities Fund Class R 10 Years	Prospectus #1 Eaton Vance Short Duration Government Income Fund Advisers Class 1 Year	Prospectus #1 Eaton Vance Short Duration Government Income Fund Advisers Class 3 Years	Prospectus #1 Eaton Vance Short Duration Government Income Fund Advisers Class 5 Years	Prospectus #1 Eaton Vance Short Duration Government Income Fund Advisers Class 10 Years	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class A 1 Year	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class A 3 Years	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class A 5 Years	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class A 10 Years	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class C 1 Year	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class C 3 Years	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class C 5 Years	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class C 10 Years	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class I 1 Year	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class I 3 Years	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class I 5 Years	Prospectus #1 Eaton Vance Short Duration Government Income Fund Class I 10 Years	Prospectus #2 Eaton Vance Short Duration High Income Fund Class A 1 Year	Prospectus #2 Eaton Vance Short Duration High Income Fund Class A 3 Years	Prospectus #2 Eaton Vance Short Duration High Income Fund Class A 5 Years	Prospectus #2 Eaton Vance Short Duration High Income Fund Class A 10 Years	Prospectus #2 Eaton Vance Short Duration High Income Fund Class I 1 Year	Prospectus #2 Eaton Vance Short Duration High Income Fund Class I 3 Years	Prospectus #2 Eaton Vance Short Duration High Income Fund Class I 5 Years	Prospectus #2 Eaton Vance Short Duration High Income Fund Class I 10 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Advisers Class 1 Year	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Advisers Class 3 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Advisers Class 5 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Advisers Class 10 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class A 1 Year	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class A 3 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class A 5 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class A 10 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class C 1 Year	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class C 3 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class C 5 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class C 10 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class I 1 Year	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class I 3 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class I 5 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class I 10 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class R6 1 Year	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class R6 3 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class R6 5 Years	Prospectus #3 Eaton Vance Floating-Rate Advantage Fund Class R6 10 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Advisers Class 1 Year	Prospectus #3 Eaton Vance Floating-Rate Fund Advisers Class 3 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Advisers Class 5 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Advisers Class 10 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Class A 1 Year	Prospectus #3 Eaton Vance Floating-Rate Fund Class A 3 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Class A 5 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Class A 10 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Class C 1 Year	Prospectus #3 Eaton Vance Floating-Rate Fund Class C 3 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Class C 5 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Class C 10 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Class I 1 Year	Prospectus #3 Eaton Vance Floating-Rate Fund Class I 3 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Class I 5 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Class I 10 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Class R6 1 Year	Prospectus #3 Eaton Vance Floating-Rate Fund Class R6 3 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Class R6 5 Years	Prospectus #3 Eaton Vance Floating-Rate Fund Class R6 10 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Advisers Class 1 Year	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Advisers Class 3 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Advisers Class 5 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Advisers Class 10 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class A 1 Year	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class A 3 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class A 5 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class A 10 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class C 1 Year	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class C 3 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class C 5 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class C 10 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class I 1 Year	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class I 3 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class I 5 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class I 10 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class R6 1 Year	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class R6 3 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class R6 5 Years	Prospectus #3 Eaton Vance Floating-Rate & High Income Fund Class R6 10 Years	Prospectus #4 Eaton Vance Global Sovereign Opportunities Fund Class A 1 Year	Prospectus #4 Eaton Vance Global Sovereign Opportunities Fund Class A 3 Years	Prospectus #4 Eaton Vance Global Sovereign Opportunities Fund Class A 5 Years	Prospectus #4 Eaton Vance Global Sovereign Opportunities Fund Class A 10 Years	Prospectus #4 Eaton Vance Global Sovereign Opportunities Fund Class C 1 Year	Prospectus #4 Eaton Vance Global Sovereign Opportunities Fund Class C 3 Years	Prospectus #4 Eaton Vance Global Sovereign Opportunities Fund Class C 5 Years	Prospectus #4 Eaton Vance Global Sovereign Opportunities Fund Class C 10 Years	Prospectus #4 Eaton Vance Global Sovereign Opportunities Fund Class I 1 Year	Prospectus #4 Eaton Vance Global Sovereign Opportunities Fund Class I 3 Years	Prospectus #4 Eaton Vance Global Sovereign Opportunities Fund Class I 5 Years	Prospectus #4 Eaton Vance Global Sovereign Opportunities Fund Class I 10 Years	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class A 1 Year	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class A 3 Years	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class A 5 Years	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class A 10 Years	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class C 1 Year	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class C 3 Years	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class C 5 Years	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class C 10 Years	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class I 1 Year	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class I 3 Years	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class I 5 Years	Prospectus #4 Eaton Vance Emerging Markets Local Income Fund Class I 10 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class A 1 Year	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class A 3 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class A 5 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class A 10 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class C 1 Year	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class C 3 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class C 5 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class C 10 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class I 1 Year	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class I 3 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class I 5 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class I 10 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class R 1 Year	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class R 3 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class R 5 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class R 10 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class R6 1 Year	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class R6 3 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class R6 5 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Fund Class R6 10 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class A 1 Year	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class A 3 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class A 5 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class A 10 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class C 1 Year	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class C 3 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class C 5 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class C 10 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class I 1 Year	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class I 3 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class I 5 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class I 10 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class R 1 Year	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class R 3 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class R 5 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class R 10 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class R6 1 Year	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class R6 3 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class R6 5 Years	Prospectus #4 Eaton Vance Global Macro Absolute Return Advantage Fund Class R6 10 Years	Prospectus #4 Eaton Vance Strategic Income Fund Class A 1 Year	Prospectus #4 Eaton Vance Strategic Income Fund Class A 3 Years	Prospectus #4 Eaton Vance Strategic Income Fund Class A 5 Years	Prospectus #4 Eaton Vance Strategic Income Fund Class A 10 Years	Prospectus #4 Eaton Vance Strategic Income Fund Class C 1 Year	Prospectus #4 Eaton Vance Strategic Income Fund Class C 3 Years	Prospectus #4 Eaton Vance Strategic Income Fund Class C 5 Years	Prospectus #4 Eaton Vance Strategic Income Fund Class C 10 Years	Prospectus #4 Eaton Vance Strategic Income Fund Class I 1 Year	Prospectus #4 Eaton Vance Strategic Income Fund Class I 3 Years	Prospectus #4 Eaton Vance Strategic Income Fund Class I 5 Years	Prospectus #4 Eaton Vance Strategic Income Fund Class I 10 Years	Prospectus #4 Eaton Vance Strategic Income Fund Class R 1 Year	Prospectus #4 Eaton Vance Strategic Income Fund Class R 3 Years	Prospectus #4 Eaton Vance Strategic Income Fund Class R 5 Years	Prospectus #4 Eaton Vance Strategic Income Fund Class R 10 Years	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class A 1 Year	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class A 3 Years	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class A 5 Years	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class A 10 Years	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class C 1 Year	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class C 3 Years	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class C 5 Years	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class C 10 Years	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class I 1 Year	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class I 3 Years	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class I 5 Years	Prospectus #5 Eaton Vance Tax-Managed Equity Asset Allocation Fund Class I 10 Years	Prospectus #5 Eaton Vance Tax-Managed Multi-Cap Growth Fund Class A 1 Year	Prospectus #5 Eaton Vance Tax-Managed Multi-Cap Growth Fund Class A 3 Years	Prospectus #5 Eaton Vance Tax-Managed Multi-Cap Growth Fund Class A 5 Years	Prospectus #5 Eaton Vance Tax-Managed Multi-Cap Growth Fund Class A 10 Years	Prospectus #5 Eaton Vance Tax-Managed Multi-Cap Growth Fund Class C 1 Year	Prospectus #5 Eaton Vance Tax-Managed Multi-Cap Growth Fund Class C 3 Years	Prospectus #5 Eaton Vance Tax-Managed Multi-Cap Growth Fund Class C 5 Years	Prospectus #5 Eaton Vance Tax-Managed Multi-Cap Growth Fund Class C 10 Years	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class A 1 Year	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class A 3 Years	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class A 5 Years	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class A 10 Years	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class C 1 Year	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class C 3 Years	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class C 5 Years	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class C 10 Years	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class I 1 Year	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class I 3 Years	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class I 5 Years	Prospectus #5 Eaton Vance Tax-Managed Small-Cap Fund Class I 10 Years	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class A 1 Year	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class A 3 Years	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class A 5 Years	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class A 10 Years	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class C 1 Year	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class C 3 Years	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class C 5 Years	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class C 10 Years	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class I 1 Year	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class I 3 Years	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class I 5 Years	Prospectus #5 Eaton Vance Tax-Managed Value Fund Class I 10 Years	Prospectus #6 Eaton Vance Emerging and Frontier Countries Equity Fund Class A 1 Year	Prospectus #6 Eaton Vance Emerging and Frontier Countries Equity Fund Class A 3 Years	Prospectus #6 Eaton Vance Emerging and Frontier Countries Equity Fund Class A 5 Years	Prospectus #6 Eaton Vance Emerging and Frontier Countries Equity Fund Class A 10 Years	Prospectus #6 Eaton Vance Emerging and Frontier Countries Equity Fund Class I 1 Year	Prospectus #6 Eaton Vance Emerging and Frontier Countries Equity Fund Class I 3 Years	Prospectus #6 Eaton Vance Emerging and Frontier Countries Equity Fund Class I 5 Years	Prospectus #6 Eaton Vance Emerging and Frontier Countries Equity Fund Class I 10 Years	Prospectus #7 Eaton Vance Global Equity Income Fund Class A 1 Year	Prospectus #7 Eaton Vance Global Equity Income Fund Class A 3 Years	Prospectus #7 Eaton Vance Global Equity Income Fund Class A 5 Years	Prospectus #7 Eaton Vance Global Equity Income Fund Class A 10 Years	Prospectus #7 Eaton Vance Global Equity Income Fund Class C 1 Year	Prospectus #7 Eaton Vance Global Equity Income Fund Class C 3 Years	Prospectus #7 Eaton Vance Global Equity Income Fund Class C 5 Years	Prospectus #7 Eaton Vance Global Equity Income Fund Class C 10 Years	Prospectus #7 Eaton Vance Global Equity Income Fund Class I 1 Year	Prospectus #7 Eaton Vance Global Equity Income Fund Class I 3 Years	Prospectus #7 Eaton Vance Global Equity Income Fund Class I 5 Years	Prospectus #7 Eaton Vance Global Equity Income Fund Class I 10 Years	Prospectus #8 Eaton Vance Global Income Builder Fund Class A 1 Year	Prospectus #8 Eaton Vance Global Income Builder Fund Class A 3 Years	Prospectus #8 Eaton Vance Global Income Builder Fund Class A 5 Years	Prospectus #8 Eaton Vance Global Income Builder Fund Class A 10 Years	Prospectus #8 Eaton Vance Global Income Builder Fund Class C 1 Year	Prospectus #8 Eaton Vance Global Income Builder Fund Class C 3 Years	Prospectus #8 Eaton Vance Global Income Builder Fund Class C 5 Years	Prospectus #8 Eaton Vance Global Income Builder Fund Class C 10 Years	Prospectus #8 Eaton Vance Global Income Builder Fund Class I 1 Year	Prospectus #8 Eaton Vance Global Income Builder Fund Class I 3 Years	Prospectus #8 Eaton Vance Global Income Builder Fund Class I 5 Years	Prospectus #8 Eaton Vance Global Income Builder Fund Class I 10 Years	Prospectus #8 Eaton Vance Global Income Builder Fund Class R 1 Year	Prospectus #8 Eaton Vance Global Income Builder Fund Class R 3 Years	Prospectus #8 Eaton Vance Global Income Builder Fund Class R 5 Years	Prospectus #8 Eaton Vance Global Income Builder Fund Class R 10 Years	Prospectus #9 Eaton Vance High Income Opportunities Fund Class A 1 Year	Prospectus #9 Eaton Vance High Income Opportunities Fund Class A 3 Years	Prospectus #9 Eaton Vance High Income Opportunities Fund Class A 5 Years	Prospectus #9 Eaton Vance High Income Opportunities Fund Class A 10 Years	Prospectus #9 Eaton Vance High Income Opportunities Fund Class C 1 Year	Prospectus #9 Eaton Vance High Income Opportunities Fund Class C 3 Years	Prospectus #9 Eaton Vance High Income Opportunities Fund Class C 5 Years	Prospectus #9 Eaton Vance High Income Opportunities Fund Class C 10 Years	Prospectus #9 Eaton Vance High Income Opportunities Fund Class I 1 Year	Prospectus #9 Eaton Vance High Income Opportunities Fund Class I 3 Years	Prospectus #9 Eaton Vance High Income Opportunities Fund Class I 5 Years	Prospectus #9 Eaton Vance High Income Opportunities Fund Class I 10 Years	Prospectus #9 Eaton Vance High Income Opportunities Fund Class R6 1 Year	Prospectus #9 Eaton Vance High Income Opportunities Fund Class R6 3 Years	Prospectus #9 Eaton Vance High Income Opportunities Fund Class R6 5 Years	Prospectus #9 Eaton Vance High Income Opportunities Fund Class R6 10 Years	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class A 1 Year	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class A 3 Years	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class A 5 Years	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class A 10 Years	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class C 1 Year	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class C 3 Years	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class C 5 Years	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class C 10 Years	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class I 1 Year	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class I 3 Years	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class I 5 Years	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class I 10 Years	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class R6 1 Year	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class R6 3 Years	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class R6 5 Years	Prospectus #10 Eaton Vance Multi-Asset Credit Fund Class R6 10 Years
USD ($)	597	1,173	1,774	3,393	456	1,096	1,858	3,693	256	802	1,374	2,929	306	950	1,619	3,406	143	443	766	1,680	364	658	974	1,867	303	627	1,078	2,173	117	365	633	1,398	414	648	901	1,625	66	256	461	1,052	270	829	1,415	3,003	586	1,127	1,694	3,230	420	977	1,659	3,361	244	751	1,285	2,746	238	733	1,255	2,686	108	337	585	1,294	430	651	891	1,577	284	569	980	1,930	83	259	450	1,002	77	240	417	930	107	338	588	1,304	429	652	894	1,586	283	571	983	1,934	82	260	453	1,012	77	244	426	952	449	978	1,532	3,041	304	899	1,618	3,352	103	599	1,121	2,555	449	712	994	1,798	304	630	1,083	2,144	103	321	558	1,236	469	772	1,096	2,015	324	691	1,185	2,355	122	381	660	1,455	173	536	923	2,009	116	362	628	1,386	543	1,017	1,516	2,887	400	939	1,602	3,202	200	639	1,104	2,392	250	790	1,356	2,897	197	626	1,081	2,342	469	772	1,096	2,015	324	691	1,185	2,355	123	384	665	1,466	175	542	933	2,030	640	883	1,145	1,892	297	609	1,047	2,070	96	300	520	1,155	644	895	1,165	1,935	301	621	1,068	2,113	634	865	1,115	1,827	291	591	1,016	2,005	90	281	488	1,084	636	871	1,125	1,849	293	597	1,026	2,027	92	287	498	1,108	660	967	1,296	2,223	117	389	681	1,513	639	880	1,140	1,882	296	606	1,042	2,059	95	296	515	1,143	638	879	1,139	1,881	295	605	1,041	2,058	94	295	514	1,142	145	451	781	1,712	414	603	807	1,397	268	520	897	1,754	66	208	362	810	56	176	307	689	419	618	833	1,453	273	536	923	1,810	72	224	390	871	67	211	368	822